NEWBUILDINGS	6 Months Ended
Jun. 30, 2015
NEWBUILDINGS [Abstract]
NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS
NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS
In January 2015, the Company took delivery of two 8,700 TEU newbuilding container vessels, which were under construction at December 31, 2014.
In June 2015, the Company agreed to acquire three 9,300-9,500 TEU newbuilding container vessels from an unrelated third party. The vessels, which are currently under construction, are expected to be delivered between the fourth quarter 2015 and second quarter 2016. The Company has made deposit payments totaling $43.4 million in respect of these three vessels.